Customer Deposits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Time Deposits 100000 Or More [Abstract]
U.S.	$ 580	$ 689
Non-U.S.	304	291
Total	$ 884	$ 980